ACQUISITIONS (Acquisition of CCICC) (Details) (CCICC [Member], CNY) In Thousands, unless otherwise specified	Jul. 06, 2010
CCICC [Member]
Business Acquisition [Line Items]
Registered and paid-in capital	150,000
Equity interest in equity method investment	52.00%
Purchase price of entity	103,181